Offerings - Offering: 1	Jun. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	7,000,000	[1],[2]
Proposed Maximum Offering Price per Unit | $ / shares	0.34	[3]
Maximum Aggregate Offering Price	$ 2,380,000	[3]
Fee Rate	0.01531%
Amount of Registration Fee	$ 364.38	[3]
Offering Note	This Registration Statement is being filed by Genius Group Limited relating to 7,000,000 Ordinary Shares which may be offered and sold pursuant to the Employee Share Scheme 2024. No additional registration fee is required for the shares registered on this Registration Statement pursuant to Rule 457(h)(3).Also registered hereby are such additional and indeterminate number of Ordinary Shares as may be issuable under the plan by reason of any stock split, stock dividend, recapitalization, combination of shares, exchange of shares, or other similar change affecting the outstanding Ordinary Shares.Estimated solely for the purpose of calculating the registration fee which was computed in accordance with Rule 457(c) and Rule 457(h)(1) under the Securities Act of 1933, as amended, on a basis of the average of the high and low sales prices of the Ordinary Shares last reported on the NYSE American on August 28, 2024.

[1]	Also registered hereby are such additional and indeterminate number of Ordinary Shares as may be issuable under the plan by reason of any stock split, stock dividend, recapitalization, combination of shares, exchange of shares, or other similar change affecting the outstanding Ordinary Shares.
[2]	This Registration Statement is being filed by Genius Group Limited relating to 7,000,000 Ordinary Shares which may be offered and sold pursuant to the Employee Share Scheme 2024. No additional registration fee is required for the shares registered on this Registration Statement pursuant to Rule 457(h)(3).
[3]	Estimated solely for the purpose of calculating the registration fee which was computed in accordance with Rule 457(c) and Rule 457(h)(1) under the Securities Act of 1933, as amended, on a basis of the average of the high and low sales prices of the Ordinary Shares last reported on the NYSE American on August 28, 2024.